STOCK WARRANTS AND STOCK OPTIONS (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	May 04, 2020	Aug. 08, 2019	Nov. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Jan. 12, 2022	Oct. 31, 2021	Sep. 30, 2021	Sep. 28, 2021	Aug. 17, 2021	May 31, 2021	Mar. 31, 2021	Oct. 31, 2020	Jun. 05, 2020	Oct. 25, 2019	Oct. 24, 2019	Jan. 25, 2019
Number of warrants outstanding		144,317		144,317	144,317
Exercise price of warrants		$ 1.039375
Convertible preferred stock shares sold		1,000,000
Investor relationship service, description	Under the terms of the agreement, the Company issued warrants to purchase up to 120,000 shares of our common stock at an exercise price of $2.00 per share. The warrants expire five years after the date of issuance. Approximately $220,000 of expense was recognized for the warrants issued for the services provide by the vendor.	Under the terms of the agreement, the Company issued warrants to purchase up to 120,000 shares of our common stock at an exercise price of $2.00 per share. The warrants expire five years after the date of issuance. Approximately $220,000 of expense was recognized for the warrants issued for the services provide by the vendor.
Warrants purchased	320,000			250,000
Warrants exercise price														$ 0.50
General and administrative expense				$ 3,882,706	$ 2,003,107
stock-based compensation expense				473,748	273,443
Restricted Stock Units [Member]
Total Compensation Cost Not Yet Recognized				932,493
Common stock issued for RSUs vested						50,000
Granted service-based RSUs													165,000
Performance based RSUs			50,000
Performance based RSUs vesting period			In November 2020, the Company granted 50,000 performance based RSUs to a consultant vesting over a period of one year.
Granted service based RSUs to executive officer							50,000	125,756			10,000
Granted service based RSUs to legal counsel								50,000
stock-based compensation expense				364,057
Weighted average fair value of RSUs granted				$ 669,750	$ 626,800
Outstanding executive officers stock options exercisable				2,470,445	2,068,551
Outstanding executive officers stock options exercisable per share				$ 3.38	$ 0.26341
weighted average remaining contractual life				6 years 10 months 24 days	8 years 8 months 12 days
Remaining weighted average vesting period				1 year
Unvested RSUs granted to executive officers				185,756
Options acquire shares of common stock																	24,053
Options acquire shares of common stock exercise price																	$ 0.2635
Options acquire shares of common stock exercise price description				The stock options have an exercise price of $0.2635 and vest quarterly over a one-year period commencing January 1, 2020. The stock options have a five-year term.
Vested options exercised				24,053
Options to acquire shares of common stock															24,053
Options to acquire shares of common stock exercise price															$ 0.2635
Options to acquire shares forfeited															24,053
Restricted Stock Units [Member] | Officer [Member]
Stock options vested				764,348	411,572
Stock options acquire shares of common stock															1,058,328
Stock options acquire shares of common stock exercise price															$ 0.2635
Employment Agreement term				The stock options vest in 36 equal monthly installments of 29,398 shares during the term of his Employment Agreement.
RSUs granted								62,878
RSUs granted per share								$ 2.95
Restricted Stock Units [Member] | Chief Revenue Officer [Member]
Stock options to acquire shares of common stock															721,588
Stock options vested				761,675	521,146
RSUs granted								62,878
Stock options to acquire shares of common stock per share															$ 0.2635
Additional option shares															240,529
Pre-Vesting Option Shares															200,439
Pre-Vesting Option Shares remaining															40,090
Weighted average fair value grant date															$ 2.95
Employment Agreement Description				The stock options vest in 36 equal monthly installments of 20,044 shares during the three-year term of his Employment Agreement.
Restricted Stock Units [Member] | Executive Vice President [Member]
Stock options to acquire shares of common stock										100,000	100,000
Stock options vested				37,500
Stock options to acquire shares of common stock per share										$ 3.07
stock options to acquire shares of common stock RSU										50,000
weighted average fair value at grant date										$ 2.80
Stock options to acquire share of common stock per share											$ 3.38
Stock options to acquire share of common stock excercise											$ 3.38
Stock options to acquire share of common stock RSU											10,000
Weighted average fair value per share											$ 3.38
Restricted Stock Units [Member] | Executive Vice Presidentof Salesand Marketingand Revenue Officer [Member]
Stock options vested				31,250
Options to acquire shares of common stock				250,000
Options to acquire shares of common stock exercise price				$ 3.07
Total Compensation Cost Not Yet Recognized Period For Recognition				1 year
Stock Warrant [Member]
Number of warrants outstanding				143,062	320,000
Common stock purchase									1,219,512			1,002,500
Common stock purchase per share									$ 2			$ 3
Outstanding balance of all non-employee stock warrants				2,509,391	584,317
Non-employee detached free-standing stock warrants granted				2,222,012	440,000
Fair value of non-employee stock warrants granted				$ 1,939,756	$ 915,124
Common stock for issuance stock options and restricted stock units																3,848,467
Number of authorized shares																3,848,467
Authorization of shares of common stock																5,200,000
Stock Options [Member]
Stock options to acquire shares of common stock				3,109,763	2,521,922
Vested shares				1,856,521	1,202,168
Non-vested shares				1,253,242	1,319,754
Granted stock options to acquire shares of common stock				1,160,000
Common stock exercise prices range				$2.77 to $3.58
Stock options vest				over 6 months to 3-year terms
Fair value of options granted				$ 3,074,000
Stock options vested				138,680
General and administrative expense				$ 723,261	$ 239,478
Unrecognized compensation expense				$ 2,200,000
Share-based awards to be recognized				five months to three years